787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 9, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for BlackRock Science and Technology Term Trust
(Investment Company Act File No. 811-23428)

Ladies and Gentlemen:

On behalf of BlackRock Science and Technology Term Trust (the “Trust”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the preliminary proxy materials relating to the annual meeting of shareholders of the Trust.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Trust on the earliest date practicable. We would therefore appreciate receiving any comments of the staff of the Securities and Exchange Commission on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-3953.

Sincerely,

/s/ Nicole M. Ventura

Nicole M. Ventura

Enclosures

cc:

Janey Ahn, Esq., BlackRock, Inc.

Benjamin Niehaus, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

Eli S. Schwartz, Esq., Willkie Farr & Gallagher LLP

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON